Harbor Core Plus Fund Investment Strategy - Harbor Core Plus Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in U.S. dollar denominated fixed income securities. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments. Fixed income instruments include, but are not limited to: obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; corporate debt securities; municipal debt securities; U.S. dollar-denominated debt of foreign issuers; and securitized securities including mortgage-backed and asset-backed securities, which may also include non-agency mortgage-backed securities. These securities may have different types of interest rate payment and reset terms. The Subadvisor’s approach is grounded in detailed bottom-up research and emphasizes careful security selection through: ■Rigorous fundamental credit analysis of the issuer; ■A detailed review of the structural features of the security; and ■Relative-value comparisons to other opportunities. In order to be selected for the portfolio, a security must be attractive with respect to all three of these factors. If one factor deteriorates, the security becomes a candidate for sale. When forming an opinion on the creditworthiness of an issuer, the Subadvisor evaluates many factors, including financial performance, balance sheet strength, management quality, operating risk, market position, industry fundamentals, event risk, and economic sensitivity. The Subadvisor’s analysis also includes a detailed review of the underlying structural features of a bond, such as coupon type, redemption features, level of subordination, and collateral. For securitized bonds (such as mortgage-backed and asset-backed), the Subadvisor assesses factors such as issue sponsorship, structure, deal history, regulation, and liquidity. The Subadvisor also evaluates issuers with respect to environmental, social and governance (“ESG”) factors and integrates consideration of these factors into its investment process. The Subadvisor may also engage with companies on ESG-related matters. The relevance and weight of specific ESG considerations may vary by issuer and depending on the industry, sector, geographic region or other factors and the nature of the issuer’s core business. ESG criteria represent only one of several factors considered in making investment decisions. Accordingly, ESG factors may not be assessed for every investment, and the Fund may invest in companies with lower ESG ratings when other investment considerations are deemed favorable. The Subadvisor believes that it is difficult to predict the timing, direction, and magnitude of future interest-rate changes. Therefore, duration management and yield-curve positioning are not part of the Fund’s strategy. The portfolio is constructed from the bottom up and is comprised of U.S. dollar-denominated securities. The Subadvisor sets sector allocations based on its views of relative values between sectors and opportunities at the security level. A comprehensive risk overlay also influences portfolio construction. The Subadvisor systematically measures and monitors the Fund’s key risk exposures. The overall aim of the portfolio construction process is to craft a portfolio of attractively priced securities (relative to other opportunities in the universe) that when combined together in a portfolio provide what the Subadvisor believes will be attractive expected return, reasonable risk exposures, and adequate liquidity. The Fund may invest up to 10% of its total assets in preferred stock and convertible securities. Credit Quality: The Fund invests primarily in investment-grade securities, but may invest up to 25% of its total assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds, as rated by Moody’s Investor Service, Inc., Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, as determined by the Fund’s Subadvisor. Duration: The Fund’s average duration, as calculated by the Subadvisor, is normally equal to that of its benchmark, plus or minus 0.5 years. The duration of the Bloomberg U.S. Aggregate Bond Index as of December 31, 2025 was 5.97 years. Average duration is a weighted average of all bond durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund would be expected to experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.